Incorporated herein by reference is a supplement to the prospectus of MFS Global Multi-Asset Fund, a series of MFS Series Trust XVI (File No. 2-36431), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No. 0000912938-12-000355).